PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

($000s)	Oil and Natural Gas Properties	Operated Facilities	Office Furniture and Equipment	Total
Cost
Balance, December 31, 2016	$2,034,954	$56,060	$26,420	$2,117,434
Additions	111,485	12,058	1,888	125,431
Transfer from exploration and evaluation assets	336	—	—	336
Disposals	(298,102)	—	—	(298,102)
Balance, December 31, 2017	1,848,673	68,118	28,308	1,945,099
Additions	77,837	3,102	1,311	82,250
Transfer from exploration and evaluation assets	5,601	—	—	5,601
Disposals	(7,736)	—	—	(7,736)
Balance, December 31, 2018	$1,924,375	$71,220	$29,619	$2,025,214

Accumulated depletion, depreciation and impairment losses
Balance, December 31, 2016	$806,656	$1,987	$12,219	$820,862
Charge for the year	116,693	1,122	2,837	120,652
Disposals	(196,955)	—	—	(196,955)
Impairment (reversal)	13,150	—	—	13,150
Balance, December 31, 2017	739,544	3,109	15,056	757,709
Charge for the year	100,840	1,854	2,592	105,286
Disposals	(4,343)	—	—	(4,343)
Impairment	$2,140	$—	$—	$2,140
Balance, December 31, 2018	$838,181	$4,963	$17,648	$860,792

Carrying amounts
Balance, December 31, 2017	$1,109,129	$65,009	$13,252	$1,187,390
Balance, December 31, 2018	$1,086,194	$66,257	$11,971	$1,164,422

Bellatrix has included $863 million (2017: $832 million) for future development costs and excluded $41.4 million (2017: $46.6 million) for estimated salvage from the depletion and depreciation calculation for the three months ended December 31, 2018.
For the year ended December 31, 2018, the Company capitalized $7.0 million (2017: $7.6 million) of general and administrative expenses and $0.1 million (2017: $0.8 million) of share-based compensation costs directly related to exploration and development activities.
Acquisitions
Bellatrix completed an acquisition of assets within its core Ferrier area of west central Alberta that includes approximately 2,200 boe/d (79% natural gas, 21% liquids) of low decline production. The acquisition was funded through a combination of the issuance of 4.00 million common shares of Bellatrix, $7.66 million in cash and $9.1 million in purchase price adjustments.
Bellatrix completed an acquisition of assets within its core Ferrier area of west central Alberta that includes approximately 1,250 boe/d (65% of natural gas, 35% liquids) of low decline (<15%) production. The acquisition was funded through a combination of the issuance of 6.75 million common shares of Bellatrix and $1.75 million in cash.
Dispositions
Bellatrix recognized a deferred financing obligation and a deferred gain pursuant to the sale of a 35% working interest in the Alder Flats Plant in 2016. The Phase 2 expansion project of the Alder Flats Plant was fully commissioned and began selling volumes mid-March 2018. During the year ended December 31, 2018 Bellatrix recognized a gain of $14.0 million related to the realized deferred gain and unspent portion of the deferred financing obligation.
During the fourth quarter of 2018, Bellatrix completed the renegotiation of processing agreements for facilities in Bellatrix's core area of west central Alberta, which resulted in a reduction of take-or-pay fees effective July 1, 2018. As part of the transaction, Bellatrix divested a non-controlling working interest ownership in an inactive raw gas gathering pipeline. The disposition of the pipeline resulted in a loss on disposition of $3.4 million.
During the third quarter of 2017, Bellatrix completed the sale of certain non-core oil and gas properties in the West Pembina area of Alberta for gross proceeds of $16.0 million, effective July 1, 2017. Bellatrix recorded a loss of $18.6 million on the sale.
During the second quarter of 2017, Bellatrix completed the sale of certain non-core oil and gas properties in the Strachan area of Alberta for gross proceeds of $34.5 million, effective April 1, 2017. Bellatrix recorded a loss of $37.0 million on the sale. Additionally, in the second quarter, Bellatrix transferred certain production facilities and infrastructure to a third party midstream company in exchange for proceeds of $20 million. Under the terms of the agreement, Bellatrix will have exclusive access to, and operatorship of, the infrastructure.
Impairment Loss
Bellatrix performed an assessment of possible indicators of impairment or impairment reversal on all of the Company’s CGUs. At December 31, 2018, impairment indicators were identified for the Company’s core Central Alberta CGU, non-core North Alberta CGU and non-core South Alberta CGU, primarily as a result of sustained low natural gas prices.
The recoverable amount of the Central Alberta, North Alberta and South Alberta CGUs as at December 31, 2018 was determined using a VIU approach, as Bellatrix determined that VIU was greater than FVLCS. VIU was calculated as the net present value of the before-tax cash flows from proved plus probable oil and gas reserves of each CGU based on reserves estimated by Bellatrix’s independent reserve evaluator at December 31, 2018, adjusted for the net present value of the before-tax abandonment and reclamation costs on proved plus probable undeveloped oil and gas reserves.
No impairment was recognized in the Company's core Central Alberta CGU as the estimated recoverable amount of the CGU exceeded its carrying value for the year ended December 31, 2018. The VIU of the Central Alberta CGU was based on before-tax discount rates ranging from 12-15%.
For the year ended December 31, 2018, a non-cash impairment loss of $0.8 million was recognized in the Company’s non-core North Alberta CGU. The estimated recoverable amount after decommissioning liabilities of the North Alberta CGU as at December 31, 2018 was negative $5.2 million. A non-cash impairment loss of $1.3 million was recognized in the Company’s non-core South Alberta CGU. The estimated recoverable amount after decommissioning liabilities of the South Alberta CGU was negative $18.9 million. The VIU of the North Alberta and South Alberta CGU was based on before-tax discount rates ranging from 15-20%.
The VIU of each CGU was based on the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Natural Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2019	63.50	1.90	20.96	28.58	67.95	1.32
2020	75.55	2.29	37.02	33.24	78.95	1.28
2021	80.50	2.71	45.89	37.03	83.72	1.25
2022	83.25	3.03	54.95	38.30	86.58	1.25
2023	85.60	3.21	58.21	41.52	88.60	1.25
2024	87.62	3.33	61.33	42.93	90.68	1.25
2025	90.01	3.44	62.10	44.10	93.16	1.25
2026	92.68	3.50	63.95	45.41	95.92	1.25
2027	94.53	3.57	65.22	46.32	97.84	1.25
2028	96.42	3.65	66.53	47.25	99.79	1.25
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	—
(1) The InSite price forecasts, effective January 1, 2019.
A 1% increase to the discount rates applied in the impairment calculation for the North Alberta CGU and South Alberta CGU would result in an increase in impairment loss of approximately $0.2 million and nil, respectively for the year ended December 31, 2018, whereas a 1% decrease to the discount rates applied would result in a corresponding decrease to the impairment loss recognized.
Bellatrix performed an assessment of possible indicators of impairment or impairment reversal on all of the Company’s CGUs at December 31, 2017. At December 31, 2017, impairment indicators were identified for the Company’s non-core North Alberta CGU and non-core South Alberta CGU, primarily as a result of a lack of active development plans in the CGUs. No impairment indicators were identified in the Company’s core Central Alberta CGU in 2017.
For the year ended December 31, 2017, a non-cash impairment loss of $12.2 million was recognized in the Company’s non-core North Alberta CGU. The estimated recoverable amount after decommissioning liabilities of the North Alberta CGU as at December 31, 2017 was negative $4.7 million. A non-cash impairment loss of $1.0 million was recognized in the Company's non-core South Alberta CGU. The estimated recoverable amount after decommissioning liabilities of the South Alberta CGU was negative $18.3 million. The VIU determination of estimated recoverable amounts of each CGU was based on before-tax discount rates ranging from 15-20% and the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2018	71.36	2.52	51.38	35.68	74.93	1.27
2019	73.44	2.93	52.88	36.72	77.12	1.25
2020	75.47	3.22	54.34	35.85	79.25	1.23
2021	80.49	3.51	57.96	36.22	84.52	1.22
2022	82.38	3.75	59.31	37.07	86.50	1.20
2023	84.22	3.85	60.64	37.90	88.43	1.19
2024	86.01	3.95	61.93	38.70	90.31	1.18
2025	88.85	4.11	63.97	39.98	93.29	1.18
2026	90.62	4.27	65.25	40.78	95.15	1.18
2027	92.43	4.35	66.55	41.60	97.06	1.18
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	1.18
(1) The InSite price forecasts, effective January 1, 2018.